Transaction Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transaction Costs [Abstract]
Transaction costs	$ 99,529	$ 1,398,598	$ 1,254,642
Issuance costs			1,175,573
Legal and due diligence costs			$ 79,069